Earnings/ (loss) per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net income/ (loss)	$ 31,017	$ 869	$ (16,550)	$ 861	$ 31,886	$ (15,689)
Less:
Dividend declared on restricted shares	(47)		(65)		(94)	(131)
Undistributed loss attributable to Series C participating preferred shares	0		0		0	(13)
Net income/ (loss) attributable to common stockholders, basic	30,970		(16,615)		31,792	(15,833)
Plus:
Undistributed income attributable to Series C participating preferred shares	0		0		0	13
Net income/ (loss) attributable to common stockholders, diluted	$ 30,970		$ (16,615)		$ 31,792	$ (15,820)
Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	15,888,354		13,510,361		15,803,166	13,414,547
Series C participating preferred shares	0		0		0	0
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	16,043,704		13,510,361		15,958,897	13,414,547
Net income/ (loss) per share, basic	$ 1.95		$ (1.23)		$ 2.01	$ (1.18)
Net income/ (loss) per share, diluted	$ 1.93		$ (1.23)		$ 1.99	$ (1.18)